COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9  -  COMMITMENTS AND CONTINGENCIES

The Company is obligated under certain agreements with its suppliers to purchase specified items of inventory which are expected to be utilized during the years 2020-2022. As of December 31, 2019, non-cancelable purchase obligations were approximately $16,406.